Statements of Operations And Comprehensive Loss - Scienture Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net revenue		$ 800,000	$ 800,000	$ 300,000
Operating Expenses:
Research and development	1,520,947	946,435	2,029,812	3,061,493
General and administrative expenses	1,413,893	267,236	719,398	880,110
Termination fee	1,285,000
Total operating expenses	4,219,840	1,213,671	2,749,210	3,941,603
Loss from Operations	(4,219,840)	(413,671)	(1,949,210)	(3,641,603)
Other Income (Expense)
Dividend income			2,401
Other income	11,931	18,304
Interest income (expense), net	(227,905)	(76,203)	(312,577)	(76,351)
Miscellaneous income			18,397	9,574
Total other expense	(215,974)	(57,899)	(291,779)	(66,777)
Net Loss	$ (4,435,814)	$ (471,570)	$ (2,240,989)	$ (3,708,378)
Net loss per share - basic	$ (0.89)	$ (0.09)	$ (0.45)	$ (0.74)
Net loss per share - diluted	$ (0.89)	$ (0.09)	$ (0.45)	$ (0.74)
Weighted average shares used to compute net loss per share - basic	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average shares used to compute net loss per share - diluted	5,000,000	5,000,000	5,000,000	5,000,000